Note 7 - Subordinated Notes Payable (Tables)	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2026	2025	2025

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031. The fixed rate applies only until May 1, 2026, at which point the obligation switches to floating rate and the notes are redeemable by the Bank, subject to regulatory approval.	$100,160	$103,516	$106,824

	$100,160	$103,516	$106,824